Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2012
Other non-current assets
Other non-current assets

	December 31,
($ in millions)	2012	2011
Pledged financial assets	288	286
Investments	57	143
Derivatives (including embedded derivatives) (see Note 5)	144	105
Restricted cash	80	103
Loans granted (see Note 6)	58	52
Other	149	115

Total	776	804